FAIR VALUE MEASUREMENT - Narrative (Details) - EBP 042 - USD ($)	Jun. 30, 2025	Jun. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair value of securities loaned	$ 84,202,823	$ 35,198,020
Minimum
EBP, Investment, Fair Value and NAV [Line Items]
Additional collateral as percentage of value of loaned securities (in percent)	102.00%
Maximum
EBP, Investment, Fair Value and NAV [Line Items]
Additional collateral as percentage of value of loaned securities (in percent)	105.00%